Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of December 31, 2024	Increases	Decreases	Other movements & transfer.	Currency translation	As of June 30, 2025
Fixtures, fittings and installations	3,390	65	—	—	—	3,455
Right of use – Buildings	9,026	—	—	(92)	—	8,934
Technical equipment	2,492	61	—	—	—	2,553
Office and IT equipment	1,258	25	(105)	—	(5)	1,173
Tangible assets in progress	141	—	(3)	—	—	138
Prepayments on tangible assets	250	—	—	—	—	250
Gross book value of tangible assets	16,559	150	(108)	(92)	(5)	16,504
Fixtures, fittings and installations	(2,582)	(134)	—	—	—	(2,716)
Right of use – Buildings	(5,473)	(522)	—	65	—	(5,929)
Technical equipment	(1,945)	(90)	—	—	—	(2,035)
Office and IT equipment	(1,021)	(52)	108	—	4	(961)
Accumulated depreciation of tangible assets(1)	(11,021)	(798)	108	65	4	(11,641)
Net book value of tangible assets	5,538	(647)	—	(27)	(1)	4,863
(1)Expenses for the period are detailed in Note 17.4 Depreciation, amortization and provisions expenses